Investment Properties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Rental income	₺ 4,078	₺ 3,092	₺ 2,821
Direct operating expense from investment property	₺ 522	₺ 0	₺ 22